INVESTMENTS (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended	12 Months Ended
	Oct. 31, 2017	Dec. 31, 2017	Mar. 31, 2017	Dec. 31, 2016
Investments in and Advances to Affiliates [Line Items]
Investments		$ 3,500
Minimum [Member]
Investments in and Advances to Affiliates [Line Items]
Ownership interest		20.00%
Investments	$ 3,500
Maturity term of guaranty	3 years
Maximum [Member]
Investments in and Advances to Affiliates [Line Items]
Ownership interest		50.00%
Maturity term of guaranty	5 years
White Line B.V [Member]
Investments in and Advances to Affiliates [Line Items]
Ownership interest	10.00%
Investment, shares	5,000		7,000
Investments	$ 1,500		$ 2,000
Artemis Therapeutics, Inc. [Member]
Investments in and Advances to Affiliates [Line Items]
Ownership interest		3.80%
Carrying value		$ 0		0
Underlying net assets		4		130
Market value		$ 317		$ 162
Artemis Therapeutics, Inc. [Member]
Investments in and Advances to Affiliates [Line Items]
Common stock purchased		198,311